Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Receivables [Abstract]
Accounts receivable	$ 4,084,649	$ 5,386,607
Provision for doubtful accounts	(356,114)	(356,167)
Net accounts receivable	$ 3,728,535	$ 5,030,440